General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses
Schedule of general and administrative expenses

	For the year ended
	December 31,
	2018	2019	2020
Employee costs	20,980	24,863	24,051
Share-based compensation (Note 22)	5,216	5,107	5,486
Other expenses	15,797	17,415	17,712
Total	41,993	47,385	47,249